Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
SALES, net	$ 30,081,577	$ 17,002,052
COST OF GOODS SOLD (exclusive of depreciation shown separately below)	19,814,287	11,097,868
GROSS MARGIN	10,267,290	5,904,184
OPERATING EXPENSES
Selling expenses	26,124,853	10,763,951
Operations expense	4,521,771	2,309,201
Salaries and wages (including non-cash compensation)	9,275,724	5,799,460
Depreciation and amortization expense	1,621,733	1,290,128
Loss on disposal of fixed assets	11,015	13,512
Total operating expenses	41,555,096	20,176,252
OPERATING LOSS	(31,287,806)	(14,272,068)
OTHER (EXPENSE) INCOME
Interest expense	(3,027,707)	(3,301,818)
PPP loan forgiveness	1,669,552
Change in fair value of Private Warrants	252,800
Gain on debt extinguishment	545,200
Other (expense) income	(111,689)	27,115
Total other (expense) income	(671,844)	(3,274,703)
NET LOSS BEFORE INCOME TAXES	(31,959,650)	(17,546,771)
Income taxes	30,272
NET LOSS	$ (31,989,922)	$ (17,546,771)
Loss per common share:
Basic and diluted	$ (2.16)	$ (2.14)
Weighted average shares outstanding:
Basic and diluted	14,821,319	8,184,663